Recurring Fair Value Measurements (Details) - Schedule of modified black scholes simulation - Black Scholes [Member] - $ / shares	1 Months Ended	12 Months Ended
	Aug. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Recurring Fair Value Measurements (Details) - Schedule of modified black scholes simulation [Line Items]
Risk-free interest rate	0.97%	4.75%	1.31%
Expected term remaining (years)	5 years 10 months 28 days	7 months 28 days	5 years 5 months 26 days
Expected volatility	17.00%	8.80%	7.70%
Stock price (in Dollars per share)	$ 9.197	$ 10.38	$ 9.98